Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Rental Expense
For the year ending	Amount
December 31, 2015	$44,508
December 31, 2016	44,508
December 31, 2017	33,381
Total	$122,397

Charter Hire
For the year ending	Amount
December 31, 2015	$4,308,843
Total	$4,308,843

Newbuilding Commitments
For the year ending	Amount
December 31, 2015	$101,700,617
Total	$101,700,617